SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	¥ 1,030,850
2024	5,519,201
2025	2,513,069
2026	545,619
2027	431,449
Thereafter	6,247,768
Total	¥ 16,287,956	¥ 9,475,240